Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock LifePath ESG Index 2030 Fund	Oct. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	502
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	$ 807